FINANCING AND LOANS - Long term portions of financing and loans granted (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
long-term portions of financing and loans granted	R$ 7,794,891	R$ 10,158,306
2019
FINANCING AND LOANS
long-term portions of financing and loans granted	1,365,931
2020
FINANCING AND LOANS
long-term portions of financing and loans granted	2,853,010
2021
FINANCING AND LOANS
long-term portions of financing and loans granted	1,834,559
2022
FINANCING AND LOANS
long-term portions of financing and loans granted	416,118
2023
FINANCING AND LOANS
long-term portions of financing and loans granted	770,073
After 2023
FINANCING AND LOANS
long-term portions of financing and loans granted	R$ 555,201